Loan Sales and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Cash Flows between Company and Transferees in Transfers Accounted for Sales

The following table summarizes cash flows between the Company and transferees in transfers of mortgage loans that are accounted for as sales where the Company maintains continuing involvement with the mortgage loans, as well as UPB information at period end:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Cash flows:
Proceeds from sales	$23,525,952	$14,206,816	$11,703,015
Mortgage loan servicing fees received (1)	$125,961	$97,633	$70,294

(1)	Net of guarantee fees.

	December 31,
	2016	2015
	(in thousands)
UPB of mortgage loans outstanding	$56,303,664	$42,300,338
Delinquent mortgage loans:
30-89 days delinquent	$262,467	$175,599
90 or more days delinquent:
Not in foreclosure or bankruptcy	$53,200	$38,669
In foreclosure or bankruptcy	$61,537	$31,386

Summary of Credit Risk Transfer Agreements

Following is a summary of the CRT Agreements:

	Year ended December 31,
	2016	2015
	(in thousands)
During the year:
UPB of mortgage loans sold under CRT Agreements	$11,190,933	$4,602,507
Deposits of cash securing CRT Agreements	$306,507	$147,446
Interest earned on Deposits securing CRT Agreements	$930	$—
Gains recognized on CRT Agreements included in Net gain (loss) on investments
Realized	$21,298	$1,831
Resulting from valuation changes	15,316	(1,238)
	36,614	593
Change in fair value of interest-only security payable at fair value	(4,114)	—
	$32,500	$593
Payments made to settle losses	$90	$—

	December 31, 2016	December 31, 2015
	(in thousands)
UPB of mortgage loans subject to credit guarantee obligations	$14,379,850	$4,546,265
Delinquency status (in UPB):
Current—89 days delinquent	$14,372,247	$4,546,265
90 or more days delinquent	$5,711	$—
Foreclosure	$1,892	$—
Carrying value of CRT Agreements:
Derivative assets	$15,610	$593
Deposits securing credit risk transfer agreements	$450,059	$147,000
Interest-only security payable at fair value	$4,114	$—
Commitments to fund Deposits securing credit risk transfer agreements	$92,109	$—